SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION

15.          SHARE-BASED COMPENSATION

2011 Share Incentive Plan

On February 1, 2011, the Board of Directors approved the Company 2011 Share Incentive Plan (‘‘2011 Plan''). The 2011 Plan provides for the grant of options, restricted shares, and other share-based awards.

On March 15, 2013, under the 2011 Plan, the Company granted share option to the employees and managements to purchase 1,128,590 and 100,000 share option with exercise price of $0.2 and $0.2 per share option, respectively.

On April 18, 2014, under the 2011 Plan, the Company granted share option to the employees and managements to purchase 9,341,500 and 2,104,000 options with exercise price of $0.01 and $0.01 per share option, respectively.

The Group recognized compensation cost on the share options to employees on a straight-line basis over the requisite service period. The options granted during 2012 and 2013 vest ratably over 48 months and are exercisable up to 5 years from the date of grant. The options granted on April 18, 2014 vest on the first anniversary of the date of grant.

On July 27, 2015, the Board of Directors approved to grant 28,841,700 Restricted Share Units ("RSUs") awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary share at the time the award vests with zero exercise price. The issued RSUs will vest 50%, and 50%, respectively, on the each anniversary of the grant date. The Group recognizes share-based compensation cost on the RSUs on a straight-line basis over the 2 years from the grant date.

The fair value of each RSU is measured on the grant date based on the market closing price of the ordinary share on the grant date.

	Outstanding RSUs
		Weighted average
	Number of	grant date
	RSUs	fair value

Outstanding as of January 1, 2015	-	$-
Granted	28,841,700	0.265
Forfeited and expired	(201,800)	0.265
Vested	28,639,900	0.265

Outstanding as of December 31, 2015	28,639,900	$0.265

Exercisable as of December 31, 2015	28,639,900	$0.265

The following summary of share option activities under the 2011 Plan as of December 31, 2015, reflected all modifications is presented below:

Options	Number of share options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value

Outstanding as of January 1, 2015	39,249,022	$0.07	$0.11	2.51	$3,512,311
Granted	—	$—	$—	—	—
Forfeited and expired	(1,079,202)	$0.02	$0.08	—	—
Exercised	(6,866,280)	$0.02	$0.08	—	—
Outstanding as of December 31, 2015	31,303,540	$0.08	$0.26	1.34	$1,734,975
Exercisable as of December 31, 2015	31,303,540	$0.08	$0.26	1.34	$1,734,975

No share-based compensation charged to operating expenses of continuing operations for the years ended December 31, 2013, 2014 and 2015 under 2011 Plan. The share-based compensation of $909,904, $1,571,935 and $7,176,600 were charged to operating expenses of discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively.

On September 1, 2015, the Board of Directors approved that all 3,312,618 unvested options and 28,639,900 RSUs granted under 2011 Plan became vested and exercisable as of September 1, 2015. This was accounted for as a modification. The share-based compensation of $7,503,976 from this modification was a one-time charge to operating expenses of continuing operations for the year ended December 31, 2015.

As all batches of options and RSUs were vested as of September 1, 2015, the actual forfeiture rates were trued up, which resulted a reversal of $327,376 share-based compensation in continuing operations.

The fair value of the options granted/modified was estimated on the date of grant/modification with the assistance of an independent third-party appraiser, and was determined using binomial model with the following assumptions:

	March 15, 2013	April 18, 2014	September 1, 2015
Expected volatility(1)	65%	58%	60.3% - 65.1%
Risk-free interest rate(2)	0.90%	1.8%	0.47% - 0.88%
Expected dividend yield(3)	nil	nil	nil
Exercise price(4)	$0.2	$0.01	$0.01 - $0.20
Fair value of the underlying ordinary shares(5)	$$0.0611	$$0.0590	$0.38

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)        Risk-free rate

Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.

(3)        Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)        Exercise price

The exercise price of the options was determined by the Group's Board of Directors.

(5)        Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

After the Company listed on NASDAQ in April 2015, the closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.

Ordinary shares to directors and executives

On June 29, 2014, Mr. Xu transferred his 30,372,540 ordinary shares of the Company to certain directors and executives for nil consideration. The ordinary shares were transferred for the purpose of attracting and maintaining these directors and executives without service or performance conditions. All the ordinary shares transferred immediately vested and the estimated fair value per ordinary share was $0.138 on June 29, 2014. The share-based compensation of $4,190,449 was charged to operating expenses of continuing operations for the year ended December 31, 2014.